Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 87,342,530	$ 85,719,810
Additions	19,108,284	18,708,491	$ 16,759,566
Balance at end of the period	83,329,232	87,342,530	85,719,810
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	9,696,408	9,738,262
Balance at end of the period	9,437,130	9,696,408	9,738,262
Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	55,062,909	51,431,033
Balance at end of the period	52,649,603	55,062,909	51,431,033
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	5,113,964	5,681,419
Balance at end of the period	2,337,439	5,113,964	5,681,419
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	555,678	563,142
Balance at end of the period	554,786	555,678	563,142
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,435,094	1,356,959
Balance at end of the period	1,195,318	1,435,094	1,356,959
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,656,206	2,459,789
Balance at end of the period	2,316,042	2,656,206	2,459,789
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	1,139,091	1,004,140
Balance at end of the period	1,124,546	1,139,091	1,004,140
Construction in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	11,683,180	13,485,066
Balance at end of the period	13,714,368	11,683,180	13,485,066
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	186,145,082	170,050,929
Additions	19,108,284	18,708,491
Dismantling cost	797,176
Acquisition of Axtel		2,130,108
Retirements and reclassifications to other accounts	(5,931,705)	(3,911,935)
Transfers to right-of-use assets	(6,172,301)
Transfers to intangibles assets	(1,487,056)	(702,562)
Effect of translation	(101,464)	(129,949)
Balance at end of the period	192,358,016	186,145,082	170,050,929
Cost | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	14,635,604	14,433,129
Additions	25,132	42,118
Retirements and reclassifications to other accounts	(266,687)	(5,239)
Transfers and reclassifications	94,791	171,395
Effect of translation	20,366	(5,799)
Balance at end of the period	14,509,206	14,635,604	14,433,129
Cost | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	133,171,187	117,466,054
Additions	11,152,691	12,171,500
Dismantling cost	797,176
Acquisition of Axtel		2,053,153
Retirements and reclassifications to other accounts	(2,332,091)	(3,617,769)
Transfers and reclassifications	1,188,429	5,216,887
Transfers to right-of-use assets	(1,896,682)
Effect of translation	(114,068)	(118,638)
Balance at end of the period	141,966,642	133,171,187	117,466,054
Cost | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	10,301,713	10,301,713
Transfers to right-of-use assets	(4,275,619)
Balance at end of the period	6,026,094	10,301,713	10,301,713
Cost | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	1,203,942	1,121,639
Additions	55,434	50,689
Retirements and reclassifications to other accounts	(163,756)	(22,594)
Transfers and reclassifications	64,380	55,111
Effect of translation	(1,255)	(903)
Balance at end of the period	1,158,745	1,203,942	1,121,639
Cost | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	3,085,762	2,830,108
Additions	74,684	104,310
Acquisition of Axtel		76,955
Retirements and reclassifications to other accounts	(199,494)	(89,465)
Transfers and reclassifications	39,724	164,128
Effect of translation	(354)	(274)
Balance at end of the period	3,000,322	3,085,762	2,830,108
Cost | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	8,848,455	7,665,913
Additions	199,749	506,628
Retirements and reclassifications to other accounts	(965,029)	(120,959)
Transfers and reclassifications	470,161	799,126
Effect of translation	(5,071)	(2,253)
Balance at end of the period	8,548,265	8,848,455	7,665,913
Cost | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	3,215,239	2,747,307
Additions	37,213	33,034
Retirements and reclassifications to other accounts	(36,943)	(103)
Transfers and reclassifications	220,219	436,674
Effect of translation	(1,354)	(1,673)
Balance at end of the period	3,434,374	3,215,239	2,747,307
Cost | Construction in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	11,683,180	13,485,066
Additions	7,563,381	5,800,212
Retirements and reclassifications to other accounts	(1,967,705)	(55,806)
Transfers and reclassifications	(2,077,704)	(6,843,321)
Transfers to intangibles assets	(1,487,056)	(702,562)
Effect of translation	272	(409)
Balance at end of the period	13,714,368	11,683,180	13,485,066
Accumulated Amortisation
Property, Plant and Equipment, Net
Balance at beginning of the period	(98,802,552)	(84,331,119)
Depreciation of the year	(17,437,800)	(17,234,543)
Retirements and reclassifications to other accounts	4,338,181	2,677,478
Transfers to right-of-use assets	2,769,432
Effect of translation	103,955	85,632
Balance at end of the period	(109,028,784)	(98,802,552)	(84,331,119)
Accumulated Amortisation | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,939,196)	(4,694,867)
Depreciation of the year	(239,066)	(272,593)
Retirements and reclassifications to other accounts	102,538	27,005
Effect of translation	3,648	1,259
Balance at end of the period	(5,072,076)	(4,939,196)	(4,694,867)
Accumulated Amortisation | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(78,108,278)	(66,035,021)
Depreciation of the year	(15,272,635)	(14,593,244)
Retirements and reclassifications to other accounts	2,955,945	2,440,505
Reclassifications	27,103	19
Transfers to right-of-use assets	987,924
Effect of translation	92,902	79,463
Balance at end of the period	(89,317,039)	(78,108,278)	(66,035,021)
Accumulated Amortisation | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	(5,187,749)	(4,620,294)
Depreciation of the year	(282,414)	(567,455)
Transfers to right-of-use assets	1,781,508
Balance at end of the period	(3,688,655)	(5,187,749)	(4,620,294)
Accumulated Amortisation | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	(648,264)	(558,497)
Depreciation of the year	(114,382)	(110,137)
Retirements and reclassifications to other accounts	157,477	19,525
Effect of translation	1,210	845
Balance at end of the period	(603,959)	(648,264)	(558,497)
Accumulated Amortisation | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,650,668)	(1,473,149)
Depreciation of the year	(309,376)	(281,662)
Retirements and reclassifications to other accounts	153,235	77,621
Reclassifications	1,481	26,270
Effect of translation	324	252
Balance at end of the period	(1,805,004)	(1,650,668)	(1,473,149)
Accumulated Amortisation | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(6,192,249)	(5,206,124)
Depreciation of the year	(956,985)	(1,074,707)
Retirements and reclassifications to other accounts	941,061	112,719
Reclassifications	(28,584)	(26,289)
Effect of translation	4,534	2,152
Balance at end of the period	(6,232,223)	(6,192,249)	(5,206,124)
Accumulated Amortisation | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	(2,076,148)	(1,743,167)
Depreciation of the year	(262,942)	(334,745)
Retirements and reclassifications to other accounts	27,925	103
Effect of translation	1,337	1,661
Balance at end of the period	$ (2,309,828)	$ (2,076,148)	$ (1,743,167)